NOTES PAYABLE (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Jun. 30, 2013	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Nov. 29, 2011
NOTES PAYABLE
Loan borrowed on a senior secured basis	$ 4.5
Interest on loan, per annum	6.00%
Shares issued to lenders and Sheldon Finkel	2,250,000
Series A Preferred Stock, shares	2,250,000
Stock authorized, par value per share	$ 1.20	$ 0.0001	$ 0.0001						$ 0.0001
Series A Preferred Stock, value	2,700,000
Recorded debt discount	1,800,000
Deferred financing costs	900,000
Series A Preferred Stock issued to Sheldon Finkel	750,000
Amount paid to lenders									3,326,500
Principal balance converted to units										611,750
Units converted from principal balance										1,529,375
Purchase price of units										$ 0.40
Assigned note from outstanding principal							42,000
Retired shares of common stock, from Sheldon Finkel							600,000
Received shares of Executive Retained Securities					300,000
Executive Retained Securities, per share					$ 0.345
Executive Retained Securities, value					103,500
Recognized interest expense					61,500
Reduction to outstanding principal note				33,500
Reduced outstanding principal note				486,250
Received from Bridge Note	500,000							500,000
Percent in connection with Bridge Note	5.00%							5.00%
Note Payable in Connection with Acquisition	92,145					92,145
Note Payable Connection with Acquisition Interest						7.00%
Current portion of note		23,036
Long term portion of note		$ 59,510